ORGANIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
ORGANIZATION [Abstract]
Working capital (deficit)	$ (6,124)		$ (2,455)
Loss from continuing operations	(4,254)	$ (2,447)
Borrowing capacity under convertible notes payable to related party	$ 37,000